LOANS GRANTED TO STOCKHOLDERS (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
NIS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount | $	$ 13	$ 12
Loan Agreement [Member] | Three Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 34	₪ 123
Interest rate			1.45%	1.45%
Debt instrument, description	The Loans are payable on the earlier of the stockholders’ request to repay, 90 days after the termination of such stockholders’ service agreements, or 30 days after the resignation of such stockholders from their positions as a service providers or 30 days upon selling of 25% of the Company’s shares that are held by such stockholders.
Loan Agreement [Member] | Three Stockholders [Member] | Three Loan Member [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount | ₪				₪ 41